Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
On March 1, 2023, AltaGas closed the sale of its 100 percent interest in ENSTAR and 65 percent indirect interest in CINGSA and other ancillary operations to TriSummit Utilities for consideration of approximately US$800 million (approximately CAD$1.1 billion) prior to closing adjustments.

Subsequent events have been reviewed through March 1, 2023, the date on which these audited Consolidated Financial Statements were issued.